Expense Example - FPA Global Allocation ETF - FPA Global Allocation ETF	May 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 250